Insurance Business Result - Summary of Insurance Business Result (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [abstract]
Insurance revenue	$ 193,078,501	$ 140,075,284
Insurance service expenses from insurance contracts issued	(118,528,152)	(54,924,499)
Net income (expenses) from reinsurance contracts held	(1,289,711)	(4,367,148)
Insurance Business Result	$ 73,260,638	$ 80,783,637	$ 89,874,531